Earnings per share - basic and diluted	6 Months Ended
Jun. 30, 2023
Earnings per share - basic and diluted
Earnings per share - basic and diluted

13. Earnings per share - basic and diluted

	For the three months ended June 30
	2023		2022
	Basic	Diluted	Basic	Diluted
Net earnings	$16,034	$16,034	$10,922	$10,922
Weighted average shares outstanding	202,041,353	202,383,167	156,013,993	156,044,014
Earnings per share	$0.08	$0.08	$0.07	$0.07

	For the six months ended June 30
	2023		2022
	Basic	Diluted	Basic	Diluted
Net earnings	$32,568	$32,568	$26,811	$26,811
Weighted average shares outstanding	196,938,120	197,133,344	156,020,615	156,034,617
Earnings per share	$0.17	$0.17	$0.17	$0.17